Employee Benefits - Significant Actuarial Assumptions Used to Determine Present Value (Details)	Mar. 31, 2020	Mar. 31, 2019
Japan
Disclosure of defined benefit plans [line items]
Discount rate	0.60%	0.60%
Future salary increases	0.20%	0.20%
Foreign
Disclosure of defined benefit plans [line items]
Discount rate	1.70%	1.70%
Future salary increases	2.10%	2.20%